NOTES PAYABLE – RELATED PARTY (Tables)	6 Months Ended
Oct. 31, 2021
Debt Disclosure [Abstract]
SUMMARY OF NOTES PAYABLE

Note date	Maturity date	Interest rate	April 30, 2021
6/1/2019	6/1/2021	9.5%	$1,700,000
6/30/2020	6/30/2021	9.5%	120,000
8 notes from 10/2019 – 8/2020	9/1/2021	9.5%	3,850,000
9/15/2020	9/15/2021	9.5%	250,000
11/24/2020	11/24/2021	9.5%	300,000
Total notes payable			$6,220,000